SCHEDULE OF NOTES PAYABLE RELATED PARTY (Details) (Parenthetical) - USD ($)						1 Months Ended		6 Months Ended
	May 06, 2022	Mar. 15, 2022	Mar. 15, 2021	Apr. 04, 2019	Oct. 31, 2018	Aug. 29, 2019	Feb. 19, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Line of credit										$ 398,470
Notes Payable Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit from related party	$ 300,000			$ 1,500,000
Line of credit facility interest rate during period	3.75%			3.75%
Maturity date	May 06, 2023			Apr. 04, 2023
Line of credit								$ 1,352,651	1,352,651
Notes Payable Related Party One [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit								200,000
Notes Payable Related Party Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit from related party						$ 200,000
Line of credit facility interest rate during period						3.75%
Maturity date						Aug. 29, 2022
Line of credit								125,500	125,500
Notes Payable Related Party Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt outstanding amount		$ 58,000					$ 70,000
Debt instrument periodic payment		$ 500					$ 500	3,000
Notes payable								$ 50,500
Maturity date description		final payment due in March 2023					final payment due in March 2021
Notes payable outstanding									53,500
Kona Gold L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt outstanding amount					$ 20,000
Debt instrument periodic payment					$ 500
Notes payable										8,500
Line of credit from related party				$ 1,500,000
Line of credit facility interest rate during period				3.75%
Line of credit									1,352,651	1,369,651
Gold Leaf L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt outstanding amount							$ 70,000
Debt instrument periodic payment			$ 500				$ 500
Notes payable									53,500	59,500
[custom:RemainingOutstandingPrinciple-0]			$ 58,000
Line of credit from related party						$ 200,000
Line of credit facility interest rate during period						3.75%
Line of credit									$ 125,500	$ 125,500